DEFERRED CHARTER REVENUE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	29 Months Ended
	Dec. 31, 2012	Aug. 01, 2014	Dec. 31, 2013
Deferred charter revenue	$ 1,250		$ 0
Deferred charter revenue	3,020		3,623
Belgravia [Member]
Deferred Revenue, Additions	5,000
Charterhire Discount		95
Number of days charter hire paid in advance	15 days
Maximum Charterhire Discount		5,700
Deferred charter revenue	1,300		0
Deferred charter revenue	2,000		1,250
Other income received in advance [Member]
Deferred charter revenue	$ 1,000		$ 2,300